Contract Liabilities - Schedule of Details of Contract Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Contract liabilities	$ 330,085	$ 324,059	$ 297,593
Current	55,014	46,294
Non-current	275,071	277,765
JSC service
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Contract liabilities	$ 330,085	$ 324,059